Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 394	$ 220
Restricted cash (note 32)	23	34
Inventory (note 14)	538	453
Derivative instruments (notes 15 and 16)	195	73
Regulatory assets (note 7)	253	165
Receivables and other current assets (note 18)	1,733	1,233
Total current assets	3,136	2,178
Property, plant and equipment, net of accumulated depreciation and amortization of $8,739 and $8,714, respectively (note 20)	20,353	19,535
Other assets
Deferred income taxes (note 10)	295	209
Derivative instruments (notes 15 and 16)	106	25
Regulatory assets (note 7)	2,313	1,419
Net investment in direct financing lease (note 19)	462	475
Investments subject to significant influence (note 8)	1,382	1,346
Goodwill (note 22)	5,696	5,720
Other long term assets	501	327
Total other assets	10,755	9,521
Total assets	34,244	31,234
Current liabilities
Short-term debt (note 23)	1,742	1,625
Current portion of long-term debt (note 25)	462	1,382
Accounts payable	1,485	1,148
Derivative instruments (notes 15 and 16)	533	251
Regulatory liabilities (note 7)	290	129
Other current liabilities (note 24)	366	340
Total current liabilities	4,878	4,875
Long-term liabilities
Long-term debt (note 25)	14,196	12,339
Deferred income taxes (note 10)	1,868	1,629
Derivative instruments (notes 15 and 16)	149	87
Regulatory liabilities (note 7)	1,765	1,832
Pension and post-retirement liabilities (note 21)	370	453
Other long-term liabilities (notes 8 and 26)	868	781
Total long-term liabilities	19,216	17,121
Equity
Common stock (note 11)	7,242	6,705
Cumulative preferred stock (note 28)	1,422	1,004
Contributed surplus	79	79
Accumulated other comprehensive income (loss) (note 13)	25	(79)
Retained earnings	1,348	1,495
Total Emera Incorporated equity	10,116	9,204
Non-controlling interest in subsidiaries (note 29)	34	34
Total equity	10,150	9,238
Total liabilities and equity	$ 34,244	$ 31,234